CONSOLIDATED STATEMENTS OF EQUITY Statement - USD ($) $ in Thousands	Total	CIFC LLC	Common Stock [Member]	Treasury Stock	Common stock par [Member]	Treasury stock Par [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Retained Earnings, Appropriated [Member]
Beginning Balance at Dec. 31, 2013		$ 151,260
Net income (loss)		8,381
Share-based compensation, net		2,697
Exercise of options		617
Dividends, Cash		(9,218)
Ending Balance at Dec. 31, 2014	$ 521,902	176,320			$ 25	$ (914)	$ 988,904	$ (811,695)	$ 210,818	$ 134,764
Treasury stock, shares at Dec. 31, 2014				(130,000)
Ending Balance, Common shares at Dec. 31, 2014			25,193,000
Adoption of ASU 2015-02 (Note 3)	(332,270)								(204,393)	(127,877)
Adoption of ASU 2014-13 (Note 3)	(6,887)									(6,887)
Net income (loss)	5,682	5,428						5,428	254	0
Share-based compensation, net	1,415	1,415					1,415
Exercise of options	129	129					129
Share-based compensation, net			83,000
Exercised options Shares			25,000
Contribution from noncontrolling interests	12,100								12,100
Distributions to noncontrolling interests	(970)								(970)
Dividends, Cash	(2,543)	(2,543)						(2,543)
Ending Balance at Mar. 31, 2015	198,558	180,749			25	(914)	990,448	(808,810)	17,809	0
Treasury stock, shares at Mar. 31, 2015				(130,000)
Ending Balance, Common shares at Mar. 31, 2015			25,301,000
Beginning Balance, Common shares at Dec. 31, 2014			25,193,000
Treasury stock, shares at Dec. 31, 2014				(130,000)
Beginning Balance at Dec. 31, 2014	$ 521,902	176,320			25	(914)	988,904	(811,695)	210,818	134,764
Adoption of ASU 2015-02 (Note 3)									(204,393)	(127,877)
Adoption of ASU 2014-13 (Note 3)										(6,887)
Net income (loss)		334
Repurchases of common shares		(1,151)
Share-based compensation, net		5,286
Exercise of options		(56)
Dividends, Cash		(10,130)
Ending Balance at Dec. 31, 2015	$ 178,802	170,953			25	0	992,419	(821,491)	7,849	0
Treasury stock, shares at Dec. 31, 2015	0			0
Ending Balance, Common shares at Dec. 31, 2015			25,315,000
Net income (loss)	$ 4,507	4,505						4,505	2
Repurchases of common stock, shares			0	75,000
Repurchases of common shares	(435)	(435)				(435)
Share-based compensation, net	2,135	2,135					2,135
Exercise of options	212	212					212
Share-based compensation, net			209,000
Exercised options Shares			50,000
Distributions to noncontrolling interests	(83)								(83)
Dividends, Cash	(8,670)	(8,670)						(8,670)
Ending Balance at Mar. 31, 2016	$ 176,468	$ 168,700			$ 25	$ (435)	$ 994,766	$ (825,656)	$ 7,768	$ 0
Treasury stock, shares at Mar. 31, 2016	75,296			75,000
Ending Balance, Common shares at Mar. 31, 2016			25,574,000